Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2023	2024	2025

Risk-free interest rates	3.81%-5.13%	4.14%-4.85%	4.56%-4.93%
Expected volatility	50.31%-50.55%	50.22%-50.39%	50.10%-50.29%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$17.1475-$36.3175	$24.0275-$36.4100	$24.1275-$33.7175
Fair value of share option	$17.1425-$36.3127	$24.0226-$36.4051	$24.1228-$33.7127

Schedule of recognized share-based compensation expenses

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Costs of revenues	132,470	412,721	248,210	35,494
Sales and marketing expenses	2,354,097	2,216,792	2,000,790	286,109
General and administrative expenses	2,289,272	4,742,816	3,430,903	490,613
Research and development expenses	2,302,955	2,511,235	2,257,068	322,756
	7,078,794	9,883,564	7,936,971	1,134,972

Employee Stock Option
Share-Based Compensation
Schedule of share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2024	390,422,524	0.0065	11.4851	9,464,232	14.93
Granted	3,501,400	0.0065	28.4508	—	—
Forfeited	(8,743,700)	0.0065	15.7685	—	—
Exercised	(29,991,124)	0.0065	6.1302	—	—
Outstanding as of December 31, 2025	355,189,100	0.0065	11.9991	10,066,414	14.06
Vested and expected to vest as of December 31, 2025	355,189,100	0.0065	11.9991	10,066,414	14.06
Exercisable as of December 31, 2025	291,003,700	0.0065	9.1819	8,247,336	13.24

RSUs
Share-Based Compensation
Schedule of share-based compensation activities

		Weighted
		average grant
	Number of RSUs	date fair value
		US$
Outstanding as of December 31, 2024	67,741,348	21.1730
Granted	13,703,508	29.9743
Vested	(22,865,316)	19.1880
Forfeited	(2,980,244)	25.9896
Outstanding as of December 31, 2025	55,599,296	23.9004